General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
General and Administrative Expenses [Abstract]
General and Administrative Expenses
14.	General and Administrative Expenses:

General and administrative expenses are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2020	2021	2022
Chief Executive and Chief Financial Officer and directors’ compensation	$29,000	$48,000	$72,000
Professional fees and other expenses	701,953	2,018,310	4,871,937
Administration fees-related party (Note 3(a))	400,000	1,200,000	2,100,000
Total	$1,130,953	$3,266,310	$7,043,937

The Chief Executive Officer and Chief Financial Officer compensation was terminated on October 1, 2020, and, subsequent to this date, all services rendered by the Company’s Chief Executive Officer and Chief Financial Officer are included in its Master Agreement with Castor Ships (see Note 3(a)).